Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities:
Net income	$ 33,834	$ 44,009
Adjustments to reconcile net income to cash from operating activities:
Depreciation	217,232	185,005
Amortization of deferred financing costs	2,948	3,000
Loss on disposal of property, plant and equipment	822	767
Loss (gain) on derivative financial instruments	9,354	(3,952)
Stock-based compensation (benefit) expense	(432)	8,706
Equity earnings in affiliates and joint ventures	11,331	(15,299)
Dividends received from affiliates and joint ventures	2,204	7,336
Deferred income tax expense	14,679	19,230
Change in fair value of contingent obligations	(26,909)	53,206
Unrealized foreign currency loss (gain)	2,343	(2,843)
Other adjustments to cash from operating activities	1,370	1,441
Net changes in non-cash working capital	(4,687)	(59,387)
Total operating activities	264,089	241,219
Investing activities:
Purchase of property, plant and equipment	(281,095)	(303,756)
Additions to intangible assets	(4,265)	(4,199)
Proceeds on disposal of property, plant and equipment	11,669	13,568
Buyout of BNA Remanufacturing LP, net of cash acquired	0	(3,863)
Net collections (advances) of loans with affiliates and joint ventures	8,861
Net collections (advances) of loans with affiliates and joint ventures		(4,060)
Cash settlement of derivative financial instruments	0	4,015
Total investing activities	(264,830)	(298,295)
Financing activities:
Proceeds from long-term debt	757,421	234,468
Repayment of long-term debt	(629,664)	(130,338)
Settlement of convertible debentures	(1,357)	0
Financing costs	(9,546)	(1,036)
Payments towards contingent obligations	(40,181)	(39,689)
Dividends paid	(13,392)	(10,644)
Share purchase program	(38,447)	(4,311)
Purchase of treasury shares	(3,270)	(2,466)
Total financing activities	21,564	45,984
Increase (decrease) in cash	20,823	(11,092)
Effect of exchange rate on changes in cash	1,430	353
Cash, beginning of year	77,875	88,614
Cash, end of year	$ 100,128	$ 77,875